Cash and cash equivalents and unutilized overdraft facilities	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents and unutilized overdraft facilities
Cash and cash equivalents and unutilized overdraft facilities

Note 24 Cash and cash equivalents and unutilized overdraft facilities

Available liquidity

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Cash and cash equivalents	404	802	257
Unutilized overdraft facilities and credit lines	9,116	9,935	9,785
Total available liquidity	9,520	10,737	10,042

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Unutilized overdraft facilities and credit lines
Overdraft facilities granted	1,662	1,240	1,240
Overdraft facilities utilized	(355)	(22)	(305)
Total unutilized overdraft facilities	1,307	1,218	935
Unutilized credit lines	7,809	8,717	8,850
TOTAL UNUTILIZED OVERDRAFT FACILITIES AND CREDIT LINES	9,116	9,935	9,785

Tele2’s share of liquid funds in joint operations, for which Tele2 has limited disposal rights, amounted at December 31, 2018 to SEK 60 (2017: 67 and 2016: 60) million and was included in the Group’s cash and cash equivalents.

No specific collateral is provided for overdraft facilities or unutilized credit lines.

Exchange rate difference in cash and cash equivalents

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Exchange rate differences in cash and cash equivalents at January 1	(2)	(8)	3
Exchange rate differences in cash flow for the year	28	28	47
Total exchange rate differences in cash and cash equivalents for the year	26	20	50